Fair value of financial instruments and marketable securities (Details 2) (USD $)	9 Months Ended
Sep. 30, 2013
Marketable securities accounted for as available-for-sale securities
Amortized Cost	$ 133,223,032
Gross Unrealized Gains	40,169
Gross Unrealized Losses	(80,636)
Total Marketable securities	133,182,565
Commercial paper
Marketable securities accounted for as available-for-sale securities
Amortized Cost	24,978,703
Gross Unrealized Gains	20,527
Total Marketable securities	24,999,230
U.S. corporate debt securities
Marketable securities accounted for as available-for-sale securities
Amortized Cost	108,244,329
Gross Unrealized Gains	19,642
Gross Unrealized Losses	(80,636)
Total Marketable securities	$ 108,183,335